STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Communication Services - 2.4%
Advertising - 0.1%
NIQ Global Intelligence PLC (a)	3,250	$36,952

Broadcasting - 0.3%
Nexstar Media Group, Inc.	998	180,468

Cable & Satellite - 0.8%
Liberty Broadband Corp. - Class A (a)	586	29,429
Liberty Broadband Corp. - Class C (a)	4,082	205,325
Sirius XM Holdings, Inc.	6,435	148,520
Versant Media Group, Inc.	5,063	187,432
		570,706
Interactive Media & Services - 0.4%
Cargurus, Inc. (a)	2,766	94,182
fuboTV, Inc. (a)	981	9,279
IAC, Inc. (a)	2,264	90,628
Trump Media & Technology Group Corp. (a)	6,434	59,708
ZoomInfo Technologies, Inc. (a)	8,932	53,413
		307,210
Movies & Entertainment - 0.6%
Atlanta Braves Holdings, Inc. - Class A (a)	369	17,398
Atlanta Braves Holdings, Inc. - Class C (a)	1,487	63,495
Cinemark Holdings, Inc.	3,619	103,214
Lionsgate Studios Corp. (a)	8,233	78,954
Madison Square Garden Entertainment Corp. (a)	1,352	79,646
Sphere Entertainment Co. (a)	939	110,239
Stubhub Holdings, Inc. - Class A (a)	1,428	8,911
		461,857
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure, Inc.	598	27,592
Telephone and Data Systems, Inc.	3,528	148,529
		176,121
Total Communication Services		1,733,314

Consumer Discretionary - 13.9%
Apparel Retail - 1.0%
Abercrombie & Fitch Co. - Class A (a)	1,586	144,913
American Eagle Outfitters, Inc.	5,479	91,499
Boot Barn Holdings, Inc. (a)	1,064	155,727
Buckle, Inc.	1,111	55,950
Urban Outfitters, Inc. (a)	2,292	145,198
Victoria's Secret & Co. (a)	2,790	129,345
		722,632

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Apparel, Accessories & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	4,098	$72,207
Columbia Sportswear Co.	875	47,959
Kontoor Brands, Inc.	1,929	135,589
PVH Corp.	1,589	110,848
Under Armour, Inc. - Class A (a)	6,322	37,363
Under Armour, Inc. - Class C (a)	4,711	27,277
		431,243
Automobile Manufacturers - 0.3%
Lucid Group, Inc. (a)	4,567	43,523
Thor Industries, Inc.	1,775	141,805
		185,328
Automotive Parts & Equipment - 1.7%
Dana, Inc.	4,077	137,191
Dorman Products, Inc. (a)	975	101,751
Garrett Motion, Inc.	6,216	112,945
Gentex Corp.	7,712	168,507
LCI Industries	819	100,721
Lear Corp.	1,825	220,971
Patrick Industries, Inc.	1,125	124,954
Phinia, Inc.	1,311	89,725
QuantumScape Corp. (a)	15,906	101,480
Visteon Corp.	947	86,281
		1,244,526
Automotive Retail - 1.1%
Advance Auto Parts, Inc.	2,094	110,458
Asbury Automotive Group, Inc. (a)	680	132,879
CarMax, Inc. (a)	4,980	207,068
Group 1 Automotive, Inc.	436	144,155
Valvoline, Inc. (a)	4,467	150,449
		745,009
Broadline Retail - 0.7%
Etsy, Inc. (a)	3,285	164,184
Macy's, Inc.	8,921	161,381
Ollie's Bargain Outlet Holdings, Inc. (a)	2,157	198,530
		524,095
Casinos & Gaming - 0.9%
Boyd Gaming Corp.	1,920	157,786
Brightstar Lottery PLC	4,016	51,164
Caesars Entertainment, Inc. (a)	6,743	178,217
Red Rock Resorts, Inc. - Class A	1,858	99,143
Rush Street Interactive, Inc. (a)	3,541	77,017
Sportradar Group AG - Class A (a)	5,323	89,107
		652,434

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Education Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	1,977	$162,371
Covista, Inc. (a)	1,183	136,341
Duolingo, Inc. (a)	1,375	135,534
Graham Holdings Co. - Class B	111	117,356
Grand Canyon Education, Inc. (a)	966	164,249
Laureate Education, Inc. (a)	4,407	153,540
McGraw Hill, Inc. (a)	882	12,083
Stride, Inc. (a)	1,451	127,934
		1,009,408
Footwear - 0.3%
Crocs, Inc. (a)	1,760	146,115
Steven Madden Ltd.	2,508	85,072
		231,187
Homebuilding - 1.4%
Cavco Industries, Inc. (a)	271	131,242
Champion Homes, Inc. (a)	1,935	143,906
Green Brick Partners, Inc. (a)	1,075	69,284
KB Home	1,902	98,428
M/I Homes, Inc. (a)	888	108,736
Meritage Homes Corp.	2,419	149,591
Taylor Morrison Home Corp. (a)	3,357	195,512
Tri Pointe Homes, Inc. (a)	2,932	137,012
		1,033,711
Homefurnishing Retail - 0.1%
RH (a)	587	82,074

Hotels, Resorts & Cruise Lines - 0.8%
Choice Hotels International, Inc.	903	93,461
Global Business Travel Group I (a)	6,522	36,393
Hilton Grand Vacations, Inc. (a)	2,314	90,524
Travel + Leisure Co.	2,181	150,903
Wyndham Hotels & Resorts, Inc.	2,610	212,010
		583,291
Household Appliances - 0.2%
Whirlpool Corp.	1,967	106,061

Leisure Facilities - 0.4%
Life Time Group Holdings, Inc. (a)	4,839	130,363
Vail Resorts, Inc.	1,245	159,758
		290,121
Leisure Products - 1.0%
Acushnet Holdings Corp.	966	90,301
Brunswick Corp.	2,263	164,656
Callaway Golf Co. (a)	4,919	68,276

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Mattel, Inc. (a)	10,894	$158,290
Peloton Interactive, Inc. - Class A (a)	14,038	60,223
Polaris, Inc.	1,852	100,934
YETI Holdings, Inc. (a)	2,720	99,525
		742,205
Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	4,142	83,751

Other Specialty Retail - 0.6%
Academy Sports & Outdoors, Inc.	2,323	131,133
Bath & Body Works, Inc.	7,185	134,144
Signet Jewelers Ltd.	1,348	114,095
Warby Parker, Inc. - Class A (a)	3,528	74,335
		453,707
Restaurants - 0.6%
Brinker International, Inc. (a)	1,510	215,582
Cheesecake Factory, Inc.	1,621	88,750
Shake Shack, Inc. - Class A (a)	1,355	119,877
		424,209
Specialized Consumer Services - 0.6%
ADT, Inc.	18,175	119,410
Driven Brands Holdings, Inc. (a)	2,382	30,037
Frontdoor, Inc. (a)	2,529	133,683
H&R Block, Inc.	4,400	139,656
		422,786
Tires & Rubber - 0.1%
Goodyear Tire & Rubber Co. (a)	10,381	68,826
Total Consumer Discretionary		10,036,604

Consumer Staples - 2.2%
Consumer Staples Merchandise Retail - 0.2%
PriceSmart, Inc.	902	135,751

Food Distributors - 0.1%
Chefs' Warehouse, Inc. (a)	1,289	76,631

Household Products - 0.2%
Reynolds Consumer Products, Inc.	2,148	45,494
WD-40 Co.	471	96,056
		141,550
Packaged Foods & Meats - 1.1%
Cal-Maine Foods, Inc.	1,485	117,538
Flowers Foods, Inc.	6,886	56,121
Freshpet, Inc. (a)	1,695	99,937
Lamb Weston Holdings, Inc.	4,857	205,257

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Marzetti Co.	689	$95,310
Post Holdings, Inc. (a)	1,570	155,210
Seaboard Corp.	8	45,232
Tootsie Roll Industries, Inc.	667	28,506
		803,111
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	4,161	66,950
Coty, Inc. - Class A (a)	14,769	29,686
elf Beauty, Inc. (a)	2,046	124,008
Interparfums, Inc.	683	62,044
		282,688
Soft Drinks & Non-alcoholic Beverages - 0.1%
National Beverage Corp. (a)	772	25,978
Vita Coco Co., Inc. (a)	1,678	80,393
		106,371
Tobacco - 0.1%
Turning Point Brands, Inc.	627	54,417
Total Consumer Staples		1,600,519

Energy - 7.1%
Coal & Consumable Fuels - 0.6%
Centrus Energy Corp. - Class A (a)	587	101,898
Core Natural Resources, Inc.	1,688	176,784
Peabody Energy Corp.	4,259	140,334
		419,016
Oil & Gas Drilling - 1.3%
Helmerich & Payne, Inc.	3,172	114,287
Noble Corp. PLC	4,448	218,263
Patterson-UTI Energy, Inc.	13,056	141,397
Transocean Ltd. (a)	35,189	233,303
Valaris Ltd. (a)	2,004	196,472
		903,722
Oil & Gas Equipment & Services - 2.0%
Archrock, Inc.	6,032	209,914
Cactus, Inc. - Class A	2,412	114,256
Kodiak Gas Services, Inc.	3,038	177,176
Liberty Energy, Inc.	5,492	158,170
NOV, Inc.	12,746	239,752
Oceaneering International, Inc. (a)	3,448	122,300
Solaris Energy Infrastructure, Inc. - Class A	1,629	92,055
Tidewater, Inc. (a)	1,492	124,657
Weatherford International PLC	2,479	234,464
		1,472,744
Oil & Gas Exploration & Production - 2.3%
California Resources Corp.	2,659	184,056

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Chord Energy Corp.	1,987	$282,512
CNX Resources Corp. (a)	4,467	172,203
Comstock Resources, Inc. (a)	3,101	65,369
Crescent Energy Co. - Class A	9,058	122,283
Gulfport Energy Corp. (a)	534	112,978
Magnolia Oil & Gas Corp. - Class A	6,296	198,765
Matador Resources Co.	4,042	255,373
Murphy Oil Corp.	4,736	195,360
Northern Oil & Gas, Inc.	3,345	97,774
		1,686,673
Oil & Gas Refining & Marketing - 0.2%
PBF Energy, Inc. - Class A	2,927	139,384

Oil & Gas Storage & Transportation - 0.7%
Excelerate Energy, Inc. - Class A	922	30,813
Golar LNG Ltd.	3,410	184,515
International Seaways, Inc.	1,711	124,698
Kinetik Holdings, Inc.	1,638	79,296
Scorpio Tankers, Inc.	1,594	119,008
		538,330
Total Energy		5,159,869

Financials - 16.2%
Asset Management & Custody Banks - 0.8%
Artisan Partners Asset Management, Inc. - Class A	2,399	87,300
Cohen & Steers, Inc.	960	60,048
DigitalBridge Group, Inc.	6,335	97,686
Federated Hermes, Inc.	2,642	149,828
Victory Capital Holdings, Inc. - Class A	1,920	125,721
WisdomTree, Inc.	4,486	65,316
		585,899
Commercial & Residential Mortgage Finance - 1.0%
Enact Holdings, Inc.	1,135	46,319
Essent Group Ltd.	3,294	192,501
MGIC Investment Corp.	7,793	204,566
NMI Holdings, Inc. - Class A (a)	2,662	99,852
Radian Group, Inc.	4,724	156,270
		699,508
Consumer Finance - 0.9%
Bread Financial Holdings, Inc.	1,564	117,128
Credit Acceptance Corp. (a)	154	65,213
Dave, Inc. (a)	408	71,029
Enova International, Inc. (a)	819	111,245
Nelnet, Inc. - Class A	463	59,708
SLM Corp.	6,728	144,046

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Upstart Holdings, Inc. (a)	2,990	$76,694
		645,063
Financial Exchanges & Data - 0.4%
Bullish (a)	953	34,051
MarketAxess Holdings, Inc.	1,266	208,865
Miami International Holdings, Inc. (a)	592	23,040
		265,956
Insurance Brokers - 0.1%
Accelerant Holdings - Class A (a)	1,921	25,664
Baldwin Insurance Group, Inc. - Class A (a)	2,756	60,467
Hagerty, Inc. - Class A (a)	1,164	12,257
		98,388
Investment Banking & Brokerage - 1.3%
BGC Group, Inc. - Class A	12,568	122,915
Lazard, Inc.	3,913	166,224
Moelis & Co. - Class A	2,585	147,345
Piper Sandler Cos.	2,400	183,720
StoneX Group, Inc. (a)	2,426	195,657
Virtu Financial, Inc. - Class A	2,811	123,628
		939,489
Life & Health Insurance - 0.7%
Brighthouse Financial, Inc. (a)	1,995	119,461
CNO Financial Group, Inc.	3,267	134,143
F&G Annuities & Life, Inc.	1,558	39,448
Genworth Financial, Inc. - Class A (a)	13,783	111,918
Oscar Health, Inc. - Class A (a)	7,576	86,897
		491,867
Property & Casualty Insurance - 1.8%
Assured Guaranty Ltd.	1,525	124,257
First American Financial Corp.	3,454	208,242
Hamilton Insurance Group Ltd. - Class B	1,607	47,937
Hanover Insurance Group, Inc.	1,126	195,192
Mercury General Corp.	937	82,596
Palomar Holdings, Inc. (a)	914	109,223
RLI Corp.	3,196	182,300
Selective Insurance Group, Inc.	2,108	158,922
White Mountains Insurance Group Ltd.	86	188,939
		1,297,608
Regional Banks - 8.1%
Ameris Bancorp	2,281	177,895
Associated Banc-Corp.	5,718	147,867
Atlantic Union Bankshares Corp.	4,925	176,019
Axos Financial, Inc. (a)	1,909	162,437
Banc of California, Inc.	4,596	80,798
BancFirst Corp.	670	72,695

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Bancorp, Inc. (a)	1,449	$77,855
Bank of Hawaii Corp.	1,383	102,688
Bank OZK	3,679	168,829
BankUnited, Inc.	2,591	117,010
Beacon Financial Corp.	2,920	87,600
Cathay General Bancorp	2,256	112,484
Community Financial System, Inc.	1,844	108,151
Customers Bancorp, Inc. (a)	1,113	77,253
CVB Financial Corp.	4,481	86,887
Eastern Bankshares, Inc.	7,686	150,338
FB Financial Corp.	1,638	85,078
First Bancorp	1,424	80,242
First BanCorp	5,403	115,408
First Financial Bancorp	3,554	99,086
First Financial Bankshares, Inc.	4,266	125,634
First Hawaiian, Inc.	4,335	106,814
First Interstate BancSystem, Inc. - Class A	3,044	101,670
Flagstar Bank NA	12,029	158,422
FNB Corp.	12,436	207,930
Fulton Financial Corp.	6,275	127,633
Glacier Bancorp, Inc.	4,568	204,053
Hancock Whitney Corp.	2,891	183,839
Home BancShares, Inc.	6,482	174,560
Independent Bank Corp.	1,721	129,436
International Bancshares Corp.	1,998	134,445
Mechanics Bancorp - Class A	1,670	24,632
Park National Corp.	513	83,850
Prosperity Bancshares, Inc.	3,368	226,262
Provident Financial Services, Inc.	4,467	94,522
Renasant Corp.	3,267	118,037
Seacoast Banking Corp. of Florida	3,384	102,501
ServisFirst Bancshares, Inc.	1,800	131,094
Simmons First National Corp. - Class A	5,039	98,009
Texas Capital Bancshares, Inc. (a)	1,534	145,546
TFS Financial Corp.	2,343	32,919
Towne Bank	2,935	98,821
Trustmark Corp.	1,957	82,468
United Bankshares, Inc.	4,847	200,763
United Community Banks, Inc.	4,261	134,179
WaFd, Inc.	2,652	83,273
WesBanco, Inc.	3,320	114,507
WSFS Financial Corp.	1,837	120,250
		5,832,689

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Reinsurance - 0.1%
SiriusPoint Ltd. (a)	3,649	$78,599

Transaction & Payment Processing Services - 1.0%
Euronet Worldwide, Inc. (a)	1,386	91,989
NCR Atleos Corp. (a)	2,579	112,393
Paymentus Holdings, Inc. - Class A (a)	1,657	42,088
Remitly Global, Inc. (a)	5,992	93,894
Sezzle, Inc. (a)	606	38,354
Shift4 Payments, Inc. - Class A (a)	2,314	101,191
Western Union Co.	11,116	97,042
WEX, Inc. (a)	1,196	183,036
		759,987
Total Financials		11,695,053

Health Care - 13.1%
Biotechnology - 7.2%
ACADIA Pharmaceuticals, Inc. (a)	4,437	98,768
ADMA Biologics, Inc. (a)	8,122	73,179
Alkermes PLC (a)	5,737	202,860
Amicus Therapeutics, Inc. (a)	10,970	158,626
Apellis Pharmaceuticals, Inc. (a)	3,846	154,725
Apogee Therapeutics, Inc. (a)	1,884	158,576
Arcellx, Inc. (a)	2,010	230,788
Arcus Biosciences, Inc. (a)	2,941	63,526
Arcutis Biotherapeutics, Inc. (a)	3,911	92,143
Beam Therapeutics, Inc. (a)	3,187	75,946
Catalyst Pharmaceuticals, Inc. (a)	4,073	100,848
Celcuity, Inc. (a)	1,469	167,672
CG oncology, Inc. (a)	2,340	158,371
Cogent Biosciences, Inc. (a)	5,177	199,263
CRISPR Therapeutics AG (a)	3,242	154,222
Denali Therapeutics, Inc. (a)	4,791	91,987
Disc Medicine, Inc. (a)	1,044	66,753
Dyne Therapeutics, Inc. (a)	5,233	94,874
Erasca, Inc. (a)	9,081	146,931
GRAIL, Inc. (a)	1,200	62,016
Ideaya Biosciences, Inc. (a)	3,011	100,327
ImmunityBio, Inc. (a)	11,689	89,655
Immunome, Inc. (a)	3,518	76,939
Immunovant, Inc. (a)	3,234	80,333
Kiniksa Pharmaceuticals International PLC (a)	1,386	66,736
Kymera Therapeutics, Inc. (a)	2,338	194,732
Mineralys Therapeutics, Inc. (a)	1,834	49,683
Mirum Pharmaceuticals, Inc. (a)	1,959	180,972

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Newamsterdam Pharma Co. NV (a)	3,020	$96,670
Protagonist Therapeutics, Inc. (a)	2,171	228,823
PTC Therapeutics, Inc. (a)	2,788	189,946
Scholar Rock Holding Corp. (a)	3,121	153,428
Spyre Therapeutics, Inc. (a)	2,411	121,611
TG Therapeutics, Inc. (a)	5,197	172,644
Travere Therapeutics, Inc. (a)	3,113	92,487
Twist Bioscience Corp. (a)	2,081	98,889
Ultragenyx Pharmaceutical, Inc. (a)	3,224	67,543
Vaxcyte, Inc. (a)	4,574	265,795
Vera Therapeutics, Inc. (a)	2,115	85,087
Veracyte, Inc. (a)	2,756	88,771
Viking Therapeutics, Inc. (a)	3,873	126,027
Viridian Therapeutics, Inc. (a)	3,132	61,262
		5,240,434
Health Care Equipment - 1.2%
Envista Holdings Corp. (a)	5,761	146,156
Inspire Medical Systems, Inc. (a)	1,133	58,440
Integer Holdings Corp. (a)	1,223	107,624
IRhythm Holdings, Inc. (a)	1,120	132,182
LivaNova PLC (a)	1,919	121,972
Teleflex, Inc.	1,554	185,874
TransMedics Group, Inc. (a)	1,163	115,614
		867,862
Health Care Facilities - 0.4%
Brookdale Senior Living, Inc. (a)	8,176	111,848
Concentra Group Holdings Parent, Inc.	4,160	89,232
PACS Group, Inc. (a)	1,466	47,088
		248,168
Health Care Services - 1.2%
Chemed Corp.	493	186,226
CorVel Corp. (a)	1,126	61,536
GeneDx Holdings Corp. (a)	669	42,963
Hims & Hers Health, Inc. (a)	7,272	150,967
Hinge Health, Inc. - Class A (a)	1,115	42,994
LifeStance Health Group, Inc. (a)	5,278	33,621
Option Care Health, Inc. (a)	5,527	148,787
Privia Health Group, Inc. (a)	3,909	80,408
RadNet, Inc. (a)	2,448	136,819
		884,321
Health Care Supplies - 0.8%
Dentsply Sirona, Inc.	7,006	81,269
Haemonetics Corp. (a)	1,628	91,754
ICU Medical, Inc. (a)	858	110,811
Lantheus Holdings, Inc. (a)	2,287	173,469

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Merit Medical Systems, Inc. (a)	2,044	$140,893
		598,196
Health Care Technology - 0.1%
Waystar Holding Corp. (a)	4,180	100,780

Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. - Class A (a)	4,010	85,133
Adaptive Biotechnologies Corp. (a)	5,174	71,815
Sotera Health Co. (a)	7,777	111,522
		268,470
Managed Health Care - 0.1%
Alignment Healthcare, Inc. (a)	5,395	95,060

Pharmaceuticals - 1.7%
Alumis, Inc. (a)	3,324	73,228
Amneal Pharmaceuticals, Inc. (a)	5,962	74,108
Corcept Therapeutics, Inc. (a)	3,164	127,541
Crinetics Pharmaceuticals, Inc. (a)	3,448	125,231
Edgewise Therapeutics, Inc. (a)	3,167	99,760
Ligand Pharmaceuticals, Inc. (a)	675	134,764
Liquidia Corp. (a)	2,318	87,481
Prestige Consumer Healthcare, Inc. (a)	1,674	99,218
Supernus Pharmaceuticals, Inc. (a)	1,935	100,020
Tarsus Pharmaceuticals, Inc. (a)	1,388	97,368
Terns Pharmaceuticals, Inc. (a)	3,697	194,906
		1,213,625
Total Health Care		9,516,916

Industrials - 15.3%
Aerospace & Defense - 1.4%
AAR Corp. (a)	1,359	148,756
Archer Aviation, Inc. - Class A (a)	18,522	95,759
Astronics Corp. (a)	1,092	72,869
Firefly Aerospace, Inc. (a)	2,099	59,758
Hexcel Corp.	2,780	224,985
Intuitive Machines, Inc. (a)	4,019	74,593
Loar Holdings, Inc. (a)	1,557	89,201
Mercury Systems, Inc. (a)	1,905	138,894
VSE Corp.	771	142,172
		1,046,987
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	3,959	205,274
Hub Group, Inc. - Class A	2,058	74,171
		279,445

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Building Products - 1.6%
AZZ, Inc.	1,026	$128,383
CSW Industrials, Inc.	579	150,876
Fortune Brands Innovations, Inc.	4,219	164,414
Griffon Corp.	1,525	110,837
Hayward Holdings, Inc. (a)	7,275	97,340
Resideo Technologies, Inc. (a)	4,637	156,313
Trex Co., Inc. (a)	3,762	137,012
UFP Industries, Inc.	2,015	185,622
		1,130,797
Cargo Ground Transportation - 0.4%
Landstar System, Inc.	1,201	192,532
RXO, Inc. (a)	5,678	83,013
Schneider National, Inc. - Class B	1,395	36,772
		312,317
Commercial Printing - 0.2%
Brady Corp. - Class A	1,489	120,966

Construction & Engineering - 2.0%
Arcosa, Inc.	1,699	180,332
Argan, Inc.	469	255,441
Centuri Holdings, Inc. (a)	3,041	88,828
Construction Partners, Inc. - Class A (a)	1,537	170,791
Everus Construction Group, Inc. (a)	1,791	211,445
Granite Construction, Inc.	1,528	183,177
MYR Group, Inc. (a)	536	151,324
Tutor Perini Corp.	1,590	122,732
WillScot Holdings Corp.	6,240	108,326
		1,472,396
Construction Machinery & Heavy Transportation Equipment - 0.9%
Atmus Filtration Technologies, Inc.	2,861	162,419
Federal Signal Corp.	2,094	226,445
Terex Corp.	3,884	229,545
		618,409
Data Processing & Outsourced Services - 0.5%
ExlService Holdings, Inc. (a)	5,432	165,404
Maximus, Inc.	1,888	121,021
Verra Mobility Corp. (a)	5,372	76,766
		363,191
Diversified Support Services - 0.3%
OPENLANE, Inc. (a)	3,720	108,438
UniFirst Corp./MA	506	127,305
		235,743
Electrical Components & Equipment - 1.2%
EnerSys	1,276	221,667

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Eos Energy Enterprises, Inc. (a)	11,221	$55,656
Fluence Energy, Inc. (a)	2,303	31,689
Plug Power, Inc. (a)	48,862	110,428
Powell Industries, Inc.	333	180,180
Sensata Technologies Holding PLC	5,102	179,692
Sunrun, Inc. (a)	7,584	102,839
		882,151
Environmental & Facilities Services - 0.4%
ABM Industries, Inc.	2,077	80,006
Casella Waste Systems, Inc. - Class A (a)	2,194	174,072
		254,078
Heavy Electrical Equipment - 0.1%
NuScale Power Corp. (a)	5,749	62,319

Human Resource & Employment Services - 0.4%
Korn Ferry	1,818	114,443
Robert Half, Inc.	3,453	87,706
TriNet Group, Inc.	947	34,499
Upwork, Inc. (a)	4,281	46,920
		283,568
Industrial Machinery & Supplies & Components - 2.2%
CECO Environmental Corp. (a)	1,066	63,512
Enpro, Inc.	735	184,227
ESCO Technologies, Inc.	909	255,765
Franklin Electric Co., Inc.	1,347	124,153
Gates Industrial Corp. PLC (a)	8,962	202,631
Kadant, Inc.	408	119,279
Kennametal, Inc.	2,662	96,178
Mueller Water Products, Inc. - Class A	5,455	149,958
Standex International Corp.	416	106,022
Timken Co.	2,254	226,685
Worthington Enterprises, Inc.	1,234	64,341
		1,592,751
Marine Transportation - 0.2%
Matson, Inc.	1,067	174,924

Office Services & Supplies - 0.1%
HNI Corp.	2,574	85,946

Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	1,125	41,378
Copa Holdings SA - Class A	292	33,174
SkyWest, Inc. (a)	375	34,436
		108,988

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc. (a)	546	$79,634

Research & Consulting Services - 1.0%
Exponent, Inc.	1,744	113,796
FTI Consulting, Inc. (a)	1,064	188,083
Huron Consulting Group, Inc. (a)	593	75,601
KBR, Inc.	4,424	163,069
Science Applications International Corp.	1,578	149,784
		690,333
Security & Alarm Services - 0.2%
Brink's Co.	1,450	150,264

Trading Companies & Distributors - 1.6%
Boise Cascade Co.	1,286	97,543
DNOW, Inc. (a)	6,465	76,998
GATX Corp.	1,243	212,230
Herc Holdings, Inc.	1,149	114,383
McGrath RentCorp	855	94,290
MSC Industrial Direct Co., Inc. - Class A	1,541	142,188
Rush Enterprises, Inc. - Class A	2,111	139,558
Rush Enterprises, Inc. - Class B	272	17,503
SiteOne Landscape Supply, Inc. (a)	1,548	206,054
Xometry, Inc. - Class A (a)	1,538	62,812
		1,163,559
Total Industrials		11,108,766

Information Technology - 13.6%
Application Software - 3.6%
ACI Worldwide, Inc. (a)	3,579	146,775
Agilysys, Inc. (a)	900	64,026
Alarm.com Holdings, Inc. (a)	1,663	71,825
Alkami Technology, Inc. (a)	2,152	33,722
Asana, Inc. - Class A (a)	3,583	22,931
AvePoint, Inc. (a)	5,363	51,002
BILL Holdings, Inc. (a)	3,121	119,534
Bitdeer Technologies Group (a)	5,489	47,480
Blackbaud, Inc. (a)	1,653	63,822
BlackLine, Inc. (a)	1,899	70,263
Box, Inc. - Class A (a)	4,874	115,221
Braze, Inc. - Class A (a)	3,195	75,434
CCC Intelligent Solutions Holdings, Inc. (a)	21,676	130,056
Cleanspark, Inc. (a)	8,699	74,029
Clear Secure, Inc. - Class A	3,164	153,169
Core Scientific, Inc. (a)	10,439	156,167

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Dropbox, Inc. - Class A (a)	5,989	$136,070
Freshworks, Inc. - Class A (a)	8,006	64,288
Intapp, Inc. (a)	1,910	49,068
Life360, Inc. (a)	2,672	109,071
MARA Holdings, Inc. (a)	13,091	106,823
nCino, Inc. (a)	3,691	55,291
Q2 Holdings, Inc. (a)	2,128	100,654
SoundHound AI, Inc. - Class A (a)	13,396	92,031
SPS Commerce, Inc. (a)	1,311	72,983
Terawulf, Inc. (a)	12,420	179,221
Vertex, Inc. - Class A (a)	2,494	29,654
Workiva, Inc. (a)	1,767	105,366
Zeta Global Holdings Corp. - Class A (a)	7,382	117,522
		2,613,498
Communications Equipment - 1.4%
Applied Optoelectronics, Inc. (a)	2,278	192,696
Calix, Inc. (a)	2,119	103,810
Ondas, Inc. (a)	13,947	126,081
Viasat, Inc. (a)	4,474	204,909
Viavi Solutions, Inc. (a)	7,761	258,286
Vistance Networks, Inc. (a)	7,294	132,751
		1,018,533
Electronic Components - 0.4%
Bel Fuse, Inc. - Class A	57	10,271
Bel Fuse, Inc. - Class B	361	71,471
Belden, Inc.	1,367	156,973
Vishay Intertechnology, Inc.	4,304	77,472
		316,187
Electronic Equipment & Instruments - 2.2%
Badger Meter, Inc.	1,033	157,378
Cognex Corp.	5,903	289,188
Crane NXT Co.	1,716	69,652
Itron, Inc. (a)	1,596	143,049
Mirion Technologies, Inc. (a)	8,452	157,123
nLight, Inc. (a)	1,659	94,596
Novanta, Inc. (a)	1,250	147,638
OSI Systems, Inc. (a)	563	149,482
Ralliant Corp.	3,969	165,071
Vontier Corp.	5,090	180,542
		1,553,719
Electronic Manufacturing Services - 0.4%
IPG Photonics Corp. (a)	926	106,110
Plexus Corp. (a)	929	188,160
		294,270

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Internet Services & Infrastructure - 0.3%
DigitalOcean Holdings, Inc. (a)	2,361	$202,526

IT Consulting & Other Services - 0.4%
BigBear.ai Holdings, Inc. (a)	15,159	53,360
DXC Technology Co. (a)	6,009	75,533
Globant SA (a)	1,522	70,179
Kyndryl Holdings, Inc. (a)	7,913	103,819
		302,891
Semiconductor Materials & Equipment - 1.0%
ACM Research, Inc. - Class A (a)	1,802	70,909
Axcelis Technologies, Inc. (a)	1,068	99,409
Enphase Energy, Inc. (a)	4,471	169,049
FormFactor, Inc. (a)	2,712	263,037
Kulicke & Soffa Industries, Inc.	1,781	117,047
		719,451
Semiconductors - 1.6%
Ambarella, Inc. (a)	1,436	73,918
Cirrus Logic, Inc. (a)	1,791	259,014
Diodes, Inc. (a)	1,599	109,148
Impinj, Inc. (a)	990	101,673
Navitas Semiconductor Corp. (a)	6,921	60,697
Power Integrations, Inc.	1,908	97,690
Silicon Laboratories, Inc. (a)	1,135	236,250
Synaptics, Inc. (a)	1,337	93,644
Universal Display Corp.	1,556	142,623
		1,174,657
Systems Software - 1.4%
Commvault Systems, Inc. (a)	1,533	119,405
Dolby Laboratories, Inc. - Class A	2,113	126,907
Gitlab, Inc. - Class A (a)	4,849	104,932
Monday.com Ltd. (a)	1,534	106,015
Onestream, Inc. (a)	2,867	68,808
Qualys, Inc. (a)	1,248	109,637
SentinelOne, Inc. - Class A (a)	11,570	149,021
Tenable Holdings, Inc. (a)	4,132	69,893
Teradata Corp. (a)	3,197	81,939
Varonis Systems, Inc. (a)	3,991	85,687
		1,022,244
Technology Distributors - 0.7%
Arrow Electronics, Inc. (a)	1,806	258,998
Avnet, Inc.	2,843	175,186
Insight Enterprises, Inc. (a)	1,075	72,036
		506,220

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Technology Hardware, Storage & Peripherals - 0.2%
Diebold Nixdorf, Inc. (a)	835	$62,992
Quantum Computing, Inc. (a)	6,519	44,655
		107,647
Total Information Technology		9,831,843

Materials - 5.2%
Aluminum - 0.3%
Century Aluminum Co. (a)	1,960	115,032
Constellium SE (a)	4,763	117,075
		232,107
Commodity Chemicals - 0.5%
Cabot Corp.	1,812	136,461
Hawkins, Inc.	675	103,680
Olin Corp.	4,012	119,277
		359,418
Construction Materials - 0.3%
Knife River Corp. (a)	1,988	162,320
United States Lime & Minerals, Inc.	396	51,722
		214,042
Diversified Metals & Mining - 0.4%
Ivanhoe Electric, Inc. / US (a)	3,864	45,673
Materion Corp.	712	102,991
USA Rare Earth, Inc. (a)	6,692	101,283
		249,947
Fertilizers & Agricultural Chemicals - 0.1%
Scotts Miracle-Gro Co.	1,556	94,620

Forest Products - 0.2%
Louisiana-Pacific Corp.	2,222	161,650

Gold - 0.2%
Aura Minerals, Inc.	1,221	99,634
Hycroft Mining Holding Corp. (a)	1,571	55,299
		154,933
Metal, Glass & Plastic Containers - 0.3%
Ardagh Metal Packaging SA	5,743	23,259
Greif, Inc. - Class A	893	59,894
Greif, Inc. - Class B	158	13,831
Silgan Holdings, Inc.	3,066	118,961
		215,945
Paper & Plastic Packaging Products & Materials - 0.7%
Graphic Packaging Holding Co.	10,274	102,123
Sealed Air Corp.	5,159	216,936

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Sonoco Products Co.	3,443	$186,232
		505,291
Specialty Chemicals - 1.9%
Ashland, Inc.	1,596	88,753
Avient Corp.	3,203	116,269
Balchem Corp.	1,137	192,699
Celanese Corp.	3,848	253,083
HB Fuller Co.	1,904	117,439
Ingevity Corp. (a)	1,250	89,037
NewMarket Corp.	283	181,389
Perimeter Solutions, Inc. (a)	4,964	121,221
Quaker Chemical Corp.	478	59,382
Sensient Technologies Corp.	1,475	127,499
		1,346,771
Steel - 0.3%
Alpha Metallurgical Resources, Inc. (a)	368	75,540
Warrior Met Coal, Inc.	1,822	169,719
		245,259
Total Materials		3,779,983

Real Estate - 0.7%
Diversified Real Estate Activities - 0.1%
St Joe Co.	1,439	90,369

Real Estate Development - 0.1%
Howard Hughes Holdings, Inc. (a)	1,092	69,080

Real Estate Operating Companies - 0.1%
Landbridge Co. LLC - Class A	635	43,847

Real Estate Services - 0.4%
Cushman & Wakefield Ltd. (a)	8,084	99,110
Newmark Group, Inc. - Class A	4,917	73,706
Opendoor Technologies, Inc. (a)	27,861	130,389
		303,205
Total Real Estate		506,501

Utilities - 3.3%
Electric Utilities - 1.0%
Hawaiian Electric Industries, Inc. (a)	5,712	84,766
MGE Energy, Inc.	1,284	99,241
Otter Tail Corp.	1,450	127,267
Portland General Electric Co.	3,955	208,705
TXNM Energy, Inc.	3,805	222,440
		742,419

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Gas Utilities - 1.4%
Chesapeake Utilities Corp.	816	$103,118
MDU Resources Group, Inc.	7,464	154,654
New Jersey Resources Corp.	3,531	193,923
ONE Gas, Inc.	2,090	180,012
Southwest Gas Holdings, Inc.	2,356	204,736
Spire, Inc.	1,996	180,718
		1,017,161
Multi-Utilities - 0.6%
Avista Corp.	2,847	114,279
Black Hills Corp.	2,652	184,075
Northwestern Energy Group, Inc.	2,148	141,639
		439,993
Water Utilities - 0.3%
American States Water Co.	1,354	102,389
California Water Service Group	2,088	94,670
		197,059
Total Utilities		2,396,632
TOTAL COMMON STOCKS (Cost $62,288,629)		67,366,000

REAL ESTATE INVESTMENT TRUSTS - 6.6%
Financials - 0.8%
Mortgage REITs - 0.8%
Blackstone Mortgage Trust, Inc. - Class A	5,514	105,593
Dynex Capital, Inc.	6,858	87,508
Rithm Capital Corp.	19,373	183,656
Starwood Property Trust, Inc.	12,337	212,443
Total Financials		589,200

Real Estate - 5.8%
Diversified REITs - 0.4%
Broadstone Net Lease, Inc.	6,518	119,084
Essential Properties Realty Trust, Inc.	6,963	211,397
		330,481
Health Care REITs - 0.8%
Healthcare Realty Trust, Inc.	12,278	208,603
Medical Properties Trust, Inc.	16,187	74,946
National Health Investors, Inc.	1,603	129,618
Sabra Health Care REIT, Inc.	8,638	166,109
		579,276
Hotel & Resort REITs - 0.4%
Apple Hospitality REIT, Inc.	7,438	85,611
Ryman Hospitality Properties, Inc.	2,121	195,705
		281,316

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Industrial REITs - 0.6%
Americold Realty Trust, Inc.	10,042	$115,081
LXP Industrial Trust	2,021	93,492
Terreno Realty Corp.	3,577	219,699
		428,272
Multi-Family Residential REITs - 0.2%
Independence Realty Trust, Inc.	8,372	124,659

Office REITs - 1.0%
COPT Defense Properties	3,983	121,880
Cousins Properties, Inc.	5,884	132,802
Highwoods Properties, Inc.	3,812	81,615
Kilroy Realty Corp.	4,133	116,592
SL Green Realty Corp.	2,505	92,534
Vornado Realty Trust	6,179	160,592
		706,015
Other Specialized REITs - 0.7%
EPR Properties	2,631	131,445
Four Corners Property Trust, Inc.	3,699	87,481
Millrose Properties, Inc.	5,401	151,228
Outfront Media, Inc. (a)	5,435	144,028
		514,182
Retail REITs - 1.3%
Acadia Realty Trust	4,602	87,990
Curbline Properties Corp.	3,387	87,351
Kite Realty Group Trust	7,590	186,334
Macerich Co.	8,982	169,760
Phillips Edison & Co., Inc.	4,418	165,322
Tanger, Inc.	3,967	134,799
Urban Edge Properties	4,441	88,731
		920,287
Self-Storage REITs - 0.1%
National Storage Affiliates Trust	2,504	94,501

Timber REITs - 0.3%
Rayonier, Inc.	10,477	216,036
Total Real Estate		4,195,025
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,763,629)		4,784,225

RIGHTS - 0.0% (b)
Health Care - 0.0% (b)
Pharmaceuticals - 0.0% (b)
Novo Nordisk AS, Expires , Exercise Price $0.00 (a)(c)	2,475	0
Pfizer, Inc., Expires 11/16/2026, Exercise Price $20.65 (a)(c)	2,014	0
TOTAL RIGHTS (Cost $0)		0

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (d)	124,060	$124,060
TOTAL MONEY MARKET FUNDS (Cost $124,060)		124,060

TOTAL INVESTMENTS - 99.8% (Cost $67,176,318)		$72,274,285
Other Assets in Excess of Liabilities - 0.2%		140,239
TOTAL NET ASSETS - 100.0%		$72,414,524

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE SMALL-CAP ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Strive Small-Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Investments:
Common Stocks	$67,366,000	$—	$—	$67,366,000
Real Estate Investment Trusts	4,784,225	—	—	4,784,225
Rights	—	—	0(b)	0(b)
Money Market Funds	124,060	—	—	124,060
Total Investments	$72,274,285	$—	$ 0(b)	$72,274,285

(a) Management has determined that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.
(b) Represents less than 0.05% of net assets

Refer to the Schedule of Investments for further disaggregation of investment categories.